As filed with the Securities and Exchange Commission on June 27, 2006
================================================================================
                                                   1933 Act File No. 333-132639
                                                    1940 Act File No. 811-21876


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-2
(Check appropriate box or boxes)

[ ]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]  Pre-Effective Amendment No. 3
[ ]  Post-Effective Amendment No. _

and

[ ]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 3

                First Trust Tax-Advantaged Preferred Income Fund
          Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532

  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

             Eric F. Fess, Esq.                         Stephen T. Adams
           Chapman and Cutler LLP                      Goodwin Procter LLP
           111 West Monroe Street                        Exchange Place
          Chicago, Illinois  60603                Boston, Massachusetts  02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

--------------------

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [   ] when declared effective pursuant to section 8(c)

--------------------

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
===============================================================================

------------------------- ---------------------- ----------------------- ---------------------- -----------------------
                                                    Proposed Maximum        Proposed Maximum
  Title of Securities         Amount Being           Offering Price        Aggregate Offering         Amount of
    Being Registered           Registered               Per Unit                Price(1)          Registration Fee(2)
------------------------- ---------------------- ----------------------- ---------------------- -----------------------
  Common Shares, $0.01         5,000,000               $20.00                $100,000,000              $10,700
       par value
------------------------- ---------------------- ----------------------- ---------------------- -----------------------

(1) Estimated solely for the purpose of calculating the registration fee.

(2) All of which has been previously paid.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

=====================================================================

Explanatory Note:

     This Registration Statement is being filed to update the number of shares registered. The contents of Pre-Effective Amendment No. 2 of the Registrant's Registration Statement of Form N-2 (Reg. No. 333-132639) filed with the Securities and Exchange Commission on June 27, 2006 are incorporated herein by reference.



                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by Pre-effective Amendment to the Registration Statement.

2. Exhibits:

a. Declaration of Trust dated March 9, 2006. Filed on March 22, 2006 as Exhibit a. to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and incorporated herein by reference.

b. Amended By-Laws of Fund. Filed on June 27, 2006 as Exhibit b. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and are incorporated herein by reference.

c.      None.

d. Form of Share Certificate. Filed on June 27, 2006 as Exhibit d. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

e. Terms and Conditions of the Dividend Reinvestment Plan. Filed on June 27, 2006 as Exhibit e. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and are incorporated herein by reference.

f.      None.

g.1 Form of Investment Management Agreement between Registrant and First Trust Advisors L.P. Filed on June 27, 2006 as Exhibit g.1. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

g.2 Form of Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and Stonebridge Advisors, LLC. Filed on June 27, 2006 as Exhibit
        g.2. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

h.1 Form of Underwriting Agreement. Filed on June 27, 2006 as Exhibit h.1. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

i.      None.

j. Form of Custodian Services Agreement between Registrant and PFPC Trust Company. Filed on June 27, 2006 as Exhibit j. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

k.1 Form of Transfer Agency Services Agreement between Registrant and PFPC Inc. Filed on June 27, 2006 as Exhibit k.1. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

k.2 Form of Administration and Accounting Services Agreement. Filed on June 27, 2006 as Exhibit k.2. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

l.1 Opinion and consent of Chapman and Cutler LLP. Filed on June 27, 2006 as Exhibit l.1. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

l.2 Opinion and consent of Bingham McCutchen LLP. Filed on June 27, 2006 as Exhibit l.2. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

m.      None.

n. Consent of Independent Registered Public Accounting Firm. Filed on June 27, 2006 as Exhibit n. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

o.      None.

p. Subscription Agreement between Registrant and First Trust Advisors L.P. Filed on June 27, 2006 as Exhibit p. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

q.      None.

r.1 Code of Ethics of Registrant. Filed on June 27, 2006 as Exhibit r.1. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

r.2 Code of Ethics of First Trust Portfolios L.P. Filed on June 27, 2006 as Exhibit r.2. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

r.3 Code of Ethics of First Trust Advisors L.P. Filed on June 27, 2006 as Exhibit r.3 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

r.4 Code of Ethics of Stonebridge Advisors, LLC. Filed on June 27, 2006 as Exhibit r.4. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference.

s.      Power of Attorney for Robert F. Keith. Filed on June 27, 2006 as Exhibit
        s. to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and is incorporated herein by reference. (Powers of Attorney for each of the other trustees of the Registrant were filed on May 25, 2006 as Exhibit s. to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-132639) and are incorporated herein by reference.)


Item 25: Marketing Arrangements

         Reference is made to the Form of Underwriting Agreement among the Registrant, First Trust Advisors L.P., Stonebridge Advisors, LLC and the Underwriters for the Registrant's common shares of beneficial interest as filed herewith as exhibit h.1.

Item 26: Other Expenses of Issuance and Distribution

------------------------------------------------------------ ------------------
Securities and Exchange Commission Fees                      $ 10,700
------------------------------------------------------------ ------------------
National Association of Securities Dealers, Inc. Fees        $ 35,500
------------------------------------------------------------ ------------------
Printing and Engraving Expenses                              $203,258
------------------------------------------------------------ ------------------
Legal Fees                                                   $200,000
------------------------------------------------------------ ------------------
Listing Fees                                                 $  5,000
------------------------------------------------------------ ------------------
Accounting Expenses                                          $ 10,500
------------------------------------------------------------ ------------------
Blue Sky Filing Fees and Expenses                            $   ----
------------------------------------------------------------ ------------------
Miscellaneous Expenses                                       $51,600
------------------------------------------------------------ ------------------
Total                                                        $516,558
------------------------------------------------------------ ------------------


Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At June 27, 2006

-------------------------------------------------- ---------------------------
Title of Class                                     Number of Record Holders
-------------------------------------------------- ---------------------------
Common Shares, $0.01 par value                     1
-------------------------------------------------- ---------------------------

Item 29: Indemnification

Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or
         (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

Section 10 of the Underwriting Agreement provides as follows:

         10. Indemnification.

         (a) The Company and the Advisors, jointly and severally, agree:

                  (i) to indemnify and hold harmless each Underwriter, its partners, members, directors and officers and each person, if any, who controls such Underwriter within the meaning of the Securities Act or the Exchange Act, against any losses, claims, damages or liabilities to which such Underwriter or any such controlling person may become subject under the Securities Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) arise out of or are based upon (A) any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, any Preliminary Prospectus, the Pricing Prospectus, the Prospectus or any amendment or supplement thereto, (B) the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or (C) any alleged act or failure to act by any Underwriter in connection with, or relating in any manner to, the Shares or the offering contemplated hereby, and which is included as part of or referred to in any loss, claim, damage, liability or action arising out of or based upon matters covered by clause (A) or (B) above (provided, however, that neither the Company nor either Advisor shall be liable under this clause (C) to the extent that it is determined in a final judgment by a court of competent jurisdiction that such loss, claim, damage, liability or action resulted directly from any such acts or failures to act undertaken or omitted to be taken by such Underwriter through its gross negligence or willful misconduct); provided, however, that neither the Company or the Advisors will be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement, or omission or alleged omission made in the Registration Statement, any Preliminary Prospectus, the Pricing Prospectus, the Prospectus, or such amendment or supplement, in reliance upon and in conformity with written information furnished to the Company or an Advisor by or through the Representative specifically for use in the preparation thereof.

                  (ii) to reimburse each Underwriter and each such controlling person upon demand for any legal or other out-of-pocket expenses reasonably incurred by such Underwriter or such controlling person in connection with investigating or defending any such loss, claim, damage or liability, action or proceeding or in responding to a subpoena or governmental inquiry related to the offering of the Shares, whether or not such Underwriter or controlling person is a party to any action or proceeding. In the event that it is finally judicially determined that the Underwriters were not entitled to receive payments for legal and other expenses pursuant to this subparagraph, the Underwriters will promptly return all sums that had been advanced pursuant hereto.

         (b) Each Underwriter severally and not jointly will indemnify and hold harmless the Company and the Advisors, each of their respective trustees, each of their officers who have signed the Registration Statement, and each person, if any, who controls the Company within the meaning of the Securities Act, against any losses, claims, damages or liabilities to which the Company or either Advisor or any such trustee, officer, or controlling person may become subject under the Securities Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) arise out of or are based upon (i) any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, any Preliminary Prospectus, the Pricing Prospectus, the Prospectus or any amendment or supplement thereto, or (ii) the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse any legal or other expenses reasonably incurred by the Company or any such trustee, officer, or controlling person in connection with investigating or defending any such loss, claim, damage, liability, action or proceeding; provided, however, that each Underwriter will be liable in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission has been made in the Registration Statement, any Preliminary Prospectus, the Pricing Prospectus, the Prospectus or such amendment or supplement, in reliance upon and in conformity with written information furnished to the Company by or through the Representative specifically for use in the preparation thereof.

         (c) In case any proceeding (including any governmental investigation) shall be instituted involving any person in respect of which indemnity may be sought pursuant to this Section, such person (the "indemnified party") shall promptly notify the person against whom such indemnity may be sought (the "indemnifying party") in writing. No indemnification provided for in Section 10(a) or (b) shall be available to any party who shall fail to give notice as provided in this Subsection if the party to whom notice was not given was unaware of the proceeding to which such notice would have related and was materially prejudiced by the failure to give such notice, but the failure to give such notice shall not relieve the indemnifying party or parties from any liability which it or they may have to the indemnified party for contribution or otherwise than on account of the provisions of Section 10(a) or (b). In case any such proceeding shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, jointly with any other indemnifying party similarly notified, to assume the defense thereof, with counsel satisfactory to such indemnified party and shall pay as incurred the fees and disbursements of such counsel related to such proceeding. In any such proceeding, any indemnified party shall have the right to retain its own counsel at its own expense. Notwithstanding the foregoing, the indemnifying party shall pay as incurred (or within 30 days of presentation) the fees and expenses of the counsel retained by the indemnified party in the event
(i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel, (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them or
(iii) the indemnifying party shall have failed to assume the defense and employ counsel acceptable to the indemnified party within a reasonable period of time after notice of commencement of the action.

         It is understood that the indemnifying party shall not, in connection with any proceeding or related proceedings in the same jurisdiction, be liable for the reasonable fees and expenses of more than one separate firm for all such indemnified parties. Such firm shall be designated in writing by you in the case of parties indemnified pursuant to Section 10(a) and by the Company in the case of parties indemnified pursuant to Section 10(b). The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment. In addition, the indemnifying party will not, without the prior written consent of the indemnified party, settle or compromise or consent to the entry of any judgment in any pending or threatened claim, action or proceeding of which indemnification may be sought hereunder (whether or not any indemnified party is an actual or potential party to such claim, action or proceeding) unless such settlement, compromise or consent includes an unconditional release of each indemnified party from all liability arising out of such claim, action or proceeding.

         (d) If the indemnification provided for in this Section is unavailable to or insufficient to hold harmless an indemnified party under Section 10(a) or
(b) above in respect of any losses, claims, damages or liabilities (or actions or proceedings in respect thereof) referred to therein, then each indemnifying party shall contribute to the amount paid or payable by such indemnified party as a result of such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) in such proportion as is appropriate to reflect the relative benefits received by the Company and the Advisors (treated as one person for this purpose) on the one hand and the Underwriters on the other from the offering of the Shares. If, however, the allocation provided by the immediately preceding sentence is not permitted by applicable law then each indemnifying party shall contribute to such amount paid or payable by such indemnified party in such proportion as is appropriate to reflect not only such relative benefits but also the relative fault of the Company or the Advisors on the one hand and the Underwriters on the other in connection with the statements or omissions which resulted in such losses, claims, damages or liabilities, (or actions or proceedings in respect thereof), as well as any other relevant equitable considerations. The relative benefits received by the Company and the Advisors (treated as one person for this purpose) on the one hand and the Underwriters on the other shall be deemed to be in the same proportion as the total net proceeds from the offering (before deducting expenses) received by the Company bear to the total underwriting discounts and commissions received by the Underwriters, in each case as set forth in the table on the cover page of the Prospectus. The relative fault shall be determined by reference to, among other things, whether the untrue or alleged untrue statement of a material fact or the omission or alleged omission to state a material fact relates to information supplied by the Company or the Advisors on the one hand or the Underwriters on the other and the parties' relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission.

         The Company, the Advisors and the Underwriters agree that it would not be just and equitable if contributions pursuant to this Subsection were determined by pro rata allocation (even if the Underwriters were treated as one entity for such purpose) or by any other method of allocation which does not take account of the equitable considerations referred to above in this Subsection. The amount paid or payable by an indemnified party as a result of the losses, claims, damages or liabilities (or actions or proceedings in respect thereof) referred to above in this Subsection shall be deemed to include any legal or other expenses reasonably incurred by such indemnified party in connection with investigating or defending any such action or claim. Notwithstanding the provisions of this Subsection, (i) no Underwriter shall be required to contribute any amount in excess of the underwriting discounts and commissions applicable to the Shares purchased by such Underwriter and (ii) no person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the Securities Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation. The Underwriters' obligations in this Subsection to contribute are several in proportion to their respective underwriting obligations and not joint.

         (e) In any proceeding relating to the Registration Statement, any Preliminary Prospectus, the Pricing Prospectus, the Prospectus or any supplement or amendment thereto, each party against whom contribution may be sought under this Section hereby consents to the jurisdiction of any court having jurisdiction over any other contributing party, agrees that process issuing from such court may be served upon him or it by any other contributing party and consents to the service of such process and agrees that any other contributing party may join him or it as an additional defendant in any such proceeding in which such other contributing party is a party.

         (f) Any losses, claims, damages, liabilities or expenses for which an indemnified party is entitled to indemnification or contribution under this Section shall be paid by the indemnifying party to the indemnified party as such losses, claims, damages, liabilities or expenses are incurred. The indemnity and contribution agreements contained in this Section and the representations and warranties of the Company and the Advisors set forth in this Agreement shall remain operative and in full force and effect, regardless of (i) any investigation made by or on behalf of any Underwriter or any person controlling any Underwriter, the Company, its trustees or officers or any persons controlling the Company, or the Advisors, or their respective directors or officers or any persons controlling either Advisor (ii) acceptance of any Shares and payment therefor hereunder, and (iii) any termination of this Agreement. A successor to any Underwriter, or to the Company or either Advisor, their respective directors or officers, or any person controlling the Company or either Advisor, shall be entitled to the benefits of the indemnity, contribution and reimbursement agreements contained in this Section.

         (g) In addition to the foregoing indemnification, the Company and the Advisors, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of the Securities Act, against any losses, claims, damages or liabilities described in the indemnity contained in Section 10(a), as limited by the proviso set forth therein, with respect to any advertisement or sales material authorized by the Company for use in the public offering of the Shares pursuant to Rule 482 of the Rules and Regulations under the Securities Act.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Advisers

a) First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the fund and the First Defined Portfolio Fund, LLC and also serves as adviser or sub-adviser to 24 mutual funds, seven exchange-traded funds and 12 other closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("First Trust Portfolios" or "FTP"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

Information as to Other Business, Profession, Vocation or Employment During Past Two Years of the Officers and Directors of First Trust Advisors is as follows:






Name and Position with First Trust Advisors L.P.        Employment During Past Two Years
------------------------------------------------------- --------------------------------------------------------------
James A. Bowen, Managing Director/President             Managing Director/President, FTP; Chairman of the Board of
                                                        Directors, BondWave LLC and Stonebridge Advisors LLC
------------------------------------------------------- --------------------------------------------------------------
Ronald Dean McAlister, Managing Director                Managing Director, FTP
------------------------------------------------------- --------------------------------------------------------------
Mark R. Bradley, Chief Financial Officer and Managing   Chief Financial Officer and Managing Director, FTP; Chief
Director                                                Financial Officer, BondWave LLC and Stonebridge Advisors LLC
------------------------------------------------------- --------------------------------------------------------------
Robert W. Bredemeier, Managing Director                 Managing Director, FTP
------------------------------------------------------- --------------------------------------------------------------
Robert Franklin Carey, Chief Investment Officer and     Senior Vice President, FTP
Senior Vice President
------------------------------------------------------- --------------------------------------------------------------
William Scott Jardine, General Counsel                  General Counsel, FTP; Secretary of BondWave LLC and
                                                        Stonebridge Advisors LLC
------------------------------------------------------- --------------------------------------------------------------
Kristi A. Maher, Assistant General Counsel              Assistant General Counsel, FTP
------------------------------------------------------- --------------------------------------------------------------
Scott Hall, Managing Director                           Managing Director, FTP
------------------------------------------------------- --------------------------------------------------------------
Andy Roggensack, Managing Director                      Managing Director, FTP
------------------------------------------------------- --------------------------------------------------------------
Chris Dixon, Senior Vice President                      Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Jane Doyle, Senior Vice President                       Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------


                              -11-

Name and Position with First Trust Advisors L.P.        Employment During Past Two Years
------------------------------------------------------- --------------------------------------------------------------
Jon Carl Erickson, Senior Vice President                Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Ken Hass, Senior Vice President                         Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Jason Henry, Senior Vice President                      Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Daniel J. Lindquist, Senior Vice President              Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
David G. McGarel, Senior Vice President                 Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Mitch Mohr, Senior Vice President, Chief Compliance     Senior Vice President, FTP
Officer
------------------------------------------------------- --------------------------------------------------------------
Bob Porcellino, Senior Vice President                   Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Roger Testin, Senior Vice President                     Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
James M. Dykas, Vice President                          Vice President, FTP since January 2005; Executive Director,
                                                        Van Kampen Asset Management and Morgan Stanley Investment
                                                        Mangement, December 2002 to January 2005
------------------------------------------------------- --------------------------------------------------------------
James P. Koeneman, Vice President                       Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Alan Rooney, Vice President                             Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Ronda Saeli, Vice President                             Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Kirk Sims, Vice President                               Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Walter E. Stubbings, Jr., Vice President                Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Rick Swiatek, Vice President                            Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Mike Zinsky, Vice President                             Vice President, FTP since April 2005; Tax Senior Manager,
                                                        Blackman Kallick, September 2004 to April 2005; Tax Senior
                                                        Manager, Deloitte & Touche, 1998 t0 April 2005
------------------------------------------------------- --------------------------------------------------------------
Brad Bradley, Assistant Vice President                  Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Kitty Collins, Assistant Vice President                 Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Kelley Christensen, Assistant Vice President            Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Lynae Peays, Assistant Vice President                   Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Omar Sepulveda, Assistant Vice President                Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
John Sherren, Assistant Vice President                  Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Michael Stange, Assistant Vice President                Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------


b) Sub-Adviser. Stonebridge Advisors, LLC serves as an investment sub-adviser of the Fund. Reference is made to: (i) the information set forth under "Management of the Fund" in the Prospectus and "Sub-Adviser" in the Statement of Additional Information; and (ii) the Form ADV of Stonebridge Advisors, LLC (File No. 801-63899) filed with the Commission, all of which are incorporated herein by reference.

Item 31: Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 32: Management Services

Not applicable.

Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 27th day of June, 2006.
                                 FIRST TRUST TAX-ADVANTAGED PREFERRED
                                         INCOME FUND

                                 By: /s/ James A. Bowen
                                     -----------------------------------------
                                     James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

------------------------ ------------------------------  -----------------------
Signature                Title                           Date
------------------------ ------------------------------  -----------------------
/s/ James A. Bowen       President, Chairman of the      June 27, 2006
------------------------ Board and Trustee (Principal
James A. Bowen           Executive Officer)
------------------------ ------------------------------  -----------------------
/s/ Mark R. Bradley      Chief Financial Officer and     June 27, 2006
------------------------ Treasurer (Principal Financial
 Mark R. Bradley         and Accounting Officer)
------------------------ ------------------------------  -----------------------
 Richard E. Erickson (1) Trustee           )
------------------------ ------------------              By:/s/ W. Scott Jardine
 Thomas R. Kadlec(1)     Trustee           )             -----------------------
------------------------ ------------------                 W. Scott Jardine
 Robert F. Keith (2)     Trustee           )                Attorney-In-Fact
------------------------ ------------------                 June 27, 2006
 Niel B. Nielson (1)     Trustee
------------------------ ------------------------------ -----------------------

(1) Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Pre-Effective Amendment No. 3 is filed, were previously executed and and were filed as an exhibit on May 25, 2006 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement.

(2) An original power of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for Robert F. Keith, on whose behalf this Pre-Effective Amendment No. 3 is filed, was previously executed and was filed as an exhibit on June 27, 2006 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement.